Income Tax Expense and Deferred Tax Assets and Liabilities (Details) - CAD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense and Deferred Tax Assets and Liabilities [Abstract]
Net loss	$ (995,833)	$ (11,366,372)	$ (8,973,347)
Statutory tax rate	26.00%	26.00%	26.00%
Expected income tax recovery at the statutory tax rate	$ (134,437)	$ (2,955,257)	$ (2,333,070)
Stock-based compensation	354,015	889,511	1,461,189
Share issue cost and other		488,227	(231,643)
Effect of change in tax rate		(149,561)
SR&ED effects		183,351
Temporary differences not recognized	86,645	2,385,319	1,335,987
Income tax recovery